Statement of Changes in Convertible Preferred Stock and Stockholders' Equity (Deficit) (Parenthetical) (USD $) In Thousands, unless otherwise specified	9 Months Ended	1 Months Ended		12 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended
	Sep. 30, 2013	Dec. 31, 2010 Series A Convertible Preferred Stock [Member]	Dec. 31, 2010 Series A-1 Convertible Preferred Stock [Member]	Dec. 31, 2012 Series B Convertible Preferred Stock [Member]	Dec. 31, 2011 Series B Convertible Preferred Stock [Member]	Sep. 30, 2013 Series C Convertible Preferred Stock [Member]	Dec. 31, 2012 Series C Convertible Preferred Stock [Member]	Sep. 30, 2013 Common Stock [Member]	Sep. 30, 2013 Additional Paid-In Capital [Member]
Issuance of preferred stock, issuance cost		$ 49	$ 13	$ 13	$ 171		$ 55
Net of issuance cost						19
Offering costs, net	$ 5,394							$ 5,394	$ 5,394